Shareholders’ Equity	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

15. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the British Virgin Islands on August 25, 2021. The authorized number of Ordinary Shares was 50,000 with par value of $1.00 per share. On August 25, 2021, the Company issued 1,000 shares to the controlling shareholder at par value of $1.00 per share.

On July 15, 2022, the Company amended its memorandum of association to authorize the issuance of an unlimited number of Ordinary Shares with par value of $1.00 per share.

On September 5, 2022, the Company resolved to adopt an amended memorandum of association to authorize the issuance of an unlimited number of Ordinary Shares, no par value, which is effective September 6, 2022, and to effectuate (i) a redemption of existing 1,000 shares at par value of $1.00 per share in exchange for the issuance of 1,000 ordinary shares of no par value; and (ii) a split of the issued and outstanding ordinary shares at a ratio of 1:10,714.286 shares, resulting in the 10,714,286 ordinary shares issued and outstanding after the redemption and share split. As a part to the Company’s recapitalization prior to the completion of its anticipated initial public offering, the Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to share split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented. As a result of all events mentioned above, the Company had an unlimited number of no par value ordinary shares authorized, of which 10,714,286 were issued and outstanding as of June 30, 2023 and 2022.

On June 8, 2023, the Company resolved to split its shares at a ratio of 1:1.225, such that after such share split, the number of issued shares in the Company was 13,125,000 ordinary shares of no par value (“Ordinary Shares”). On July 14, 2023, the Company further resolved to reverse the share split executed on June 8, 2023 at the original ratio of 1.225:1, such that after such reverse share split, the number of issued shares in the Company was reversed to 10,714,286 Ordinary Shares. With the share split on June 8, 2023 and the subsequent reverse share split on July 14, 2023, the Company considered that the actual implication of the share split executed was neutralized by the simultaneous effect of the subsequent reverse share split and caused no impact to these consolidated financial statements.

The Ordinary Shares began trading on April 17, 2024 on the Nasdaq Capital Market and commenced trading under the ticker symbol “JUNE”, and the ticket symbol subsequently changed to “SUPX” on June 2, 2025.

On April 17, 2024, the Company completed its IPO the Nasdaq Capital Market and the ordinary shares commenced trading under the ticker symbol “JUNE”. Under this offering, 2,000,000 Ordinary Shares were issued at a price of $4 per share. On April 19, 2024, the Company closed its IPO of 2,000,000 Ordinary Shares. Subsequently, on May 31, 2024, the underwriter exercised its over-allotment option to purchase an additional 263,068 Ordinary Shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on June 3, 2024. The IPO and the exercise of the over-allotment option with net proceeds totaling $7,861,876 from the offering after deducting underwriting discounts and offering expenses of $1,190,396 from the gross proceeds totaling $9,052,272.

Upon the completion of IPO of the Company, IPO costs capitalized as of June 30, 2023 amounted to $961,964, together with other IPO costs incurred during the year ended June 30, 2024, totaling $2,342,882, were charged to shareholders’ equity under share capital.

From March 2025 to May 2025, the Company entered into certain private placement subscription agreements with certain investors for the purchase and sale of Ordinary Shares, and warrants to purchase Ordinary Shares. The Company issued and sold in aggregate of 8,950,000 Ordinary Shares to certain investors at the consideration ranged from $3.34 per Ordinary Share to $3.45 per Ordinary Share together with 2,983,332 warrants.

The Company issued 110,000 Ordinary Shares to the employee under 2024 equity incentive plan during the year ended June 30, 2025.

The Company issued 62,500 and 30,000 Ordinary Shares to the seller of SuperX Industries for the acquisitions of 51% interest in SuperX Industries and the remaining 49% interest in SuperX Industries, respectively, during the year ended June 30, 2025.

The Company issued 40,000 Ordinary Shares to the Director, Mr. Chun Kit (Anderson) Yu, upon exercise of his share options during the year ended June 30, 2025.

As of June 30, 2025, a total of 22,169,854 Ordinary Shares were issued and outstanding.

Cash dividend

On September 15, 2022, the Company declared an interim dividend of approximately HK$0.11199 per share (equivalent to approximately $0.01429 per share) with respect to the 10,714,286 issued shares of the Company or HK$1,200,000 (equivalent to $153,061) to the shareholders of the Company. The dividend declared by the Company has been fully paid at the date these consolidated financial statements are issued.

The dividend per share of the Company for the years ended June 30, 2025, 2024 and 2023 were nil, nil and $0.014 per share, respectively, which the shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.

Warrants

As of June 30, 2025 and 2024, the Company had outstanding 2,983,332 and nil warrants to purchase an aggregate of 2,983,332 and nil Ordinary Shares, respectively, at an exercise price ranged from $3.34 per Ordinary Share to $3.45 per Ordinary Share.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair values of the warrants at each grant date were estimated at $15,845,359 using the Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the yield of the US Treasury Active Curve with maturity life similar to the period between respective grant dates and respective maturity dates of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of March 21, 2025	As of March 24, 2025	As of March 25, 2025	As of March 28, 2025	As of April 8, 2025	As of May 6, 2025	As of May 8, 2025	As of May 9, 2025	As of May 12, 2025
Volatility	78.95%	78.82%	79.02%	79.56%	80.66%	83.76%	83.74%	83.77%	83.89%
Stock price ($)	7.54	7.76	7.25	9.46	9.60	10.49	10.66	10.95	11.48
Time to maturity (in year)	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Risk free rate	4.04%	4.11%	4.09%	4.04%	3.87%	3.99%	4.07%	4.06%	4.12%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Lack of marketability discounts	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%